PROPERTY AND EQUIPMENT Q	9 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT	PROPERTY AND EQUIPMENT
The following table represents property and equipment balances and accumulated depreciation as of September 30, 2025 and December 31, 2024:

(in thousands)	September 30, 2025	December 31, 2024
Corporate assets (1)	$12,792	$11,093
Mining equipment	162,977	172,572
Data center infrastructure (2)	67,669	113,710
Land	35,129	12,809
WIP / Construction in progress (3)	803,955	35,777
Property and equipment, gross	1,082,522	345,961
Less: Accumulated depreciation	(70,224)	(57,934)
Less: Impairment (4)	(138,239)	(50,989)
Property and equipment, net	$874,059	$237,038
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(1)Corporate assets balances primarily relate to computer equipment, leasehold improvements, and furniture and fixtures.
(2)Data center infrastructure comprises land and improvements associated with our mining and Artificial Intelligence (“AI”) and High Performance Computing (“HPC”) leasing businesses. During the nine months ended September 30, 2025, a portion of data center infrastructure assets were transferred to WIP / Construction in progress as they are undergoing enhancements to support deployment of Galaxy’s AI/HPC operations.
(3)WIP/Construction in progress related to data center infrastructure under construction.
(4)Recognized in General and administrative expenses in the Company’s condensed consolidated interim statements of operations.
Depreciation expense of $3.4 million and $15.6 million for the three and nine months ended September 30, 2025, respectively, and $8.4 million and $22.7 million for the three and nine months ended September 30, 2024, respectively, is included in General and administrative expenses in the Company’s condensed consolidated interim statements of operations.
Impairment of Mining Equipment and Related Infrastructure
The Company assesses mining equipment and related infrastructure for impairment when a triggering event is identified. As a result of a change of anticipated use of the mining equipment and related infrastructure in fiscal year 2025 during the three and nine months ended September 30, 2025, the Company recognized an impairment of $38.0 million and $87.3 million, respectively, in relation to its mining equipment and related infrastructure, including assets in WIP/Construction in progress, which was applicable to the Treasury and Corporate segment. Impairment testing of assets held for use requires determination of recoverability using unobservable inputs such as estimated future cash flows and involves significant judgment. The Company estimated the future cash flows related to mining equipment and related infrastructure using the bitcoin price and network difficulty, as well as expected hosting cost as key inputs.